Condensed Interim Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per ordinary share, diluted	$ 0.19	$ 0.12
Weighted-average number of ordinary shares outstanding, diluted	10,940,958	3,597,442